Organization and Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (FASB). The FASB sets generally accepted accounting principles (GAAP) that the Company follows to ensure its financial condition, results of operations, and cash flows are consistently reported. References to GAAP issued by the FASB in these notes to the consolidated financial statements are to the FASB Accounting Standards Codification (ASC).

Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting standards set by the Financial Accounting Standards Board (FASB). The FASB sets generally accepted accounting principles (GAAP) that the Company follows to ensure its financial condition, results of operations, and cash flows are consistently reported. References to GAAP issued by the FASB in these notes to the consolidated financial statements are to the FASB
Accounting Standards
Codification (ASC).

Principles of Consolidation
Principles of consolidation
The consolidated financial statements include the accounts of Frequency Therapeutics, Inc. and its wholly owned subsidiaries Frequency Therapeutics Securities Corporation and Frequency Therapeutics PTY, LTD. All intercompany transactions and balances have been eliminated. The significant accounting policies used in preparation of these interim financial statements are consistent with those discussed in Note 2, “
Summary of significant accounting policies
,” in the Company’s Annual Report on Form
10-K
(the Company’s Form
10-K).

Principles of consolidation
The consolidated financial statements include the accounts of Frequency Therapeutics, Inc. and its wholly owned subsidiaries Frequency Therapeutics Securities Corporation, Frequency Therapeutics PTY, LTD and Frequency Japan through the date of its dissolution. All intercompany transactions and balances have been eliminated.

Use of Estimates
Use of estimates
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. On an ongoing basis, the Company’s management evaluates its estimates, which include but are not limited to management’s judgments of accrued expenses, revenue recognition, fair value of common stock, valuation of share-based awards, present value of lease liabilities and income taxes. Actual results could differ from those estimates.

Comprehensive loss
Comprehensive loss
Components of comprehensive loss, including net loss, are reported in the financial statements in the period in which they are recognized. Other comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner
sources. Net loss and other comprehensive loss are reported net of any related tax effect to arrive at comprehensive loss. Comprehensive loss includes net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders which for the years ended December 31, 2022 and 2021 consist of unrealized loss on marketable securities.

Segment Information
Segment information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision-maker, the Company’s chief executive officer, view the Company’s operations and manage its business as a single operating segment, which is in the business of developing therapeutics to activate a person’s innate regenerative potential to restore function.

Foreign Currency
Foreign currency
All periods presented are reported in US dollars. The functional currency for entities outside the United States is the US dollar. Realized and unrealized gains and losses from foreign currency transactions are reflected in the consolidated statements of operations as other expense. During the years ended December 31, 2022 and 2021 the Company recorded $5 of foreign currency exchange loss and $16 of foreign currency exchange gain, respectively.

Cash and Cash Equivalents
Cash and cash equivalents
The Company considers all highly liquid investments with an original maturity of six months or less at acquisition to be cash equivalents which are stated at fair market value. Cash and cash equivalents at December 31, 2022 and 2021 consists entirely of cash and money market funds.

Restricted Cash		Restricted cash The Company has $1,699 of restricted cash as of December 31, 2022 and December 31, 2021, which represents a security deposit on the Company’s Lexington, Massachusetts facility.
Marketable Securities
Marketable securities
Marketable securities represent holdings of
available-for-sale
marketable debt securities in accordance with the Company’s investment policy. Short-term marketable securities mature within one year from the balance sheet date while long-term marketable securities mature after one year. Investments in marketable securities are recorded at fair value, with any unrealized gains and losses reported within accumulated other comprehensive income as a separate component of stockholders’ equity until realized or until a determination is made that an other-than-temporary decline in market value has occurred. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are reflected as a component of other expense. Interest on securities sold is determined based on the specific identification method and reflected as interest income. Any realized gains or losses on the sale of investment are reflected as realized gain (loss) on investments.

Concentration of Credit Risk and Off-balance Sheet Risk
Concentration of credit risk and
off-balance
sheet risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and marketable securities. The Company maintains its cash, cash equivalents, and restricted cash at several accredited financial institutions, in amounts that exceed federally insured limits. Marketable securities consist of short term and long term investments. Management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which its money market accounts are maintained.
The Company has no significant
off-balance
sheet arrangements such as foreign exchange contracts, option contracts, or other foreign hedging arrangements.

Significant Suppliers
Significant suppliers
The Company is dependent on third-party manufacturers to supply products for research and development activities of its programs, including preclinical and clinical testing. In particular, the Company relies and expects to continue to rely on a single manufacturer of its product candidates for use in clinical trials. The Company would be adversely affected by a significant interruption in the supply of product for use in clinical programs.

Fair Value Measurements
Fair value measurements
Fair value is defined as the price that would be received upon sale of an asset or paid to transfer a liability between market participants at measurement dates. ASC Topic 820,
Fair Value Measurement
(ASC 820), establishes a three-level valuation hierarchy for instruments measured at fair value. The hierarchy is based on the transparency of inputs to the valuation of an asset or liability as of the measurement date. The hierarchy defines three levels of valuation inputs, of which the first two are considered observable and the last is considered unobservable:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves.

Level 3	Unobservable inputs developed using estimates or assumptions developed by the Company, which reflect those that a market participant would use in pricing the asset or liability.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying amounts reflected in the consolidated balance sheet for prepaid expenses and other current assets, accounts payable, accrued expenses, other liabilities, and term loan are shown at their historical values which approximate their fair values.

Property and Equipment, Net
Property and equipment, net
Property and equipment consist of lab equipment, furniture and office equipment and software recorded at cost. These amounts are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful life
Lab equipment	3 years
Software	3 years
Furniture and office equipment	3 years

Upon retirement or sale, the cost of the assets disposed of and the related accumulated depreciation are eliminated from the balance sheet and related gains or losses are reflected in the consolidated statements of operations.

Impairment of Long-Lived Assets
Impairment of long-lived assets
The Company continually evaluates long-lived assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparing the book values of the assets to the expected future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book values of the assets exceed their fair value. The Company did not recognize any impairment losses for the years ended December 31, 2022 and 2021.

Research and Development Costs and Accruals
Research and development costs and accruals
Research and development expenses include salaries and benefits, materials and supplies, preclinical and clinical trial expenses, stock-based compensation expense, depreciation of equipment, contract services and other outside expenses. The Company has entered into various research and development-related contracts with research institutions, contract research organizations, contract manufacturers and other companies. These agreements are generally cancelable, and related payments are recorded as research and development expenses as incurred. Costs of certain development activities, such as manufacturing, preclinical and clinical trial expenses, are recognized based on an evaluation of the progress to completion of specific tasks. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the consolidated financial statements as prepaid or accrued research and development costs. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed. Costs incurred in obtaining technology licenses are charged to research and development expense as acquired in-process
research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

Leases
Leases
The Company accounts for leases under ASC 842,
Leases
. The Company determines if an arrangement is, or contains, a lease at inception and, if so, records a right-of-use
(ROU) asset and a lease liability on the consolidated balance sheet for any lease with a term longer than 12 months.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments to be made over the lease term. The ROU asset also includes any lease payments made at or before the lease commencement date and excludes lease incentives received. As the Company’s lease does not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term. The Company has elected to not apply the recognition requirements of ASC 842 for short-term leases, which is defined as a lease that, at the lease commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the Company is reasonably certain to exercise.
For real estate lease agreements entered into or modified after the adoption of ASC 842 that include lease and non-lease
components, the Company has elected to account for the lease and non-lease
components, such as common area maintenance charges, as a single lease component.

Collaborative Arrangements
Collaborative arrangements
The Company analyzes its collaborative arrangements to assess whether they are within the scope of ASC 808,
Collaborative Arrangements
(ASC 808) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Company first determines which elements of the collaboration are deemed to be within the scope of ASC 808 and those that are more reflective of a vendor-customer relationship (e.g., a licensing arrangement) where the contracted party has obtained goods or services that are an output of the Company’s ordinary activities in exchange for a consideration and therefore within the scope of ASC 606,
Revenue from Contracts with Customers
(ASC 606). For those elements of the arrangement that are accounted for pursuant to ASC 606, including those to which ASC 606 is applied by analogy, the Company applies the five-step model described in the Company’s revenue recognition policy. For elements of collaborative arrangements that are accounted for pursuant to ASC 808, an appropriate and rational recognition method is determined and applied consistently. Reimbursements from the counterparty that are the result of a collaborative relationship with the counterparty, instead of a customer relationship, such as co-development
or clinical activities, are recorded as a reduction to research and development expense as the services are performed. Similarly, amounts that are owed to a collaboration partner related to the co-development
clinical activities are recognized as research and development expense.
The Company enters into
out-licensing
agreements that are within the scope of ASC 606. The terms of such out-license
agreements include licenses to functional intellectual property (IP), given the functionality of the intellectual property is not expected to change substantially as a result of the licensor’s ongoing activities. Such arrangements typically include payment of one or more of the following:
non-refundable
up-front
license fees; reimbursement of certain costs; development and regulatory milestone payments and milestone payments based on the level of sales; and royalties on net sales of licensed products.
The Company considers the economic and regulatory characteristics of the licensed IP, research, development, manufacturing and commercialization capabilities of the licensee and the availability of the associated expertise in the general marketplace to determine if it has standalone value at the inception of the licensing arrangement, which would make the license distinct. In addition, the Company considers whether the licensee can benefit from a promise for its intended purpose without the receipt of any additional good or services promised in the contract, whether the value of the license is dependent on the remaining goods and services, whether there are other vendors that could provide the remaining promise, and whether the license is separately identifiable from the remaining good and services. For licenses that are combined with other goods and services, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of progress and related revenue recognition. The measure of progress, and thereby periods over which revenue should be recognized, are subject to estimates by management and may change over the course of the research and development and licensing agreement. Such a change could have a material impact on the amount of revenue the Company records in future periods.
Revenue is allocated to the licensed IP on a relative standalone selling price basis and, for functional IP, is recognized at a point when the licensed IP is made available for the customer’s use and benefit, which generally occurs at the inception of the arrangement. However, in cases, where the functionality of the IP is expected to substantively change as a result of activities of the Company that do not transfer additional promised goods or services, or in cases, where there is an expectation that the Company will undertake activities to change the standalone functionality of the IP and the customer is contractually or practically required to use the latest version of the IP, revenue for the license to functional IP is recognized over time.

Development and regulatory milestone fees, which are a type of variable consideration, are recognized as revenue to the extent that it is probable that a significant reversal will not occur. The Company recognizes royalty revenue and sales-based milestones at the later of (i) when the related sales occur, or (ii) when the performance obligation to which the royalty has been allocated has been satisfied.
The Company has entered into a collaboration arrangement with Astellas Pharma Inc. (Astellas), as further described in Note 13, “
Collaboration agreement
”, of notes to consolidated financial statements.

Revenue Recognition
Revenue recognition
The Company accounts for contracts with customers in accordance with ASC 606, including all amendments thereto. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as collaborative arrangements and leases. The Company’s disclosure within the below sections or elsewhere within these consolidated financial statements reflects the Company’s accounting policies in compliance with this standard.
Under ASC 606, an entity recognizes revenue when or as its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To recognize revenue for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies its performance obligations. The Company only applies the five-step model to contracts when it is probable that the entity will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and identifies as a performance obligation each promise to transfer to the customer either (a) a good or service (or bundle of goods and services) that is distinct, or (b) a series of distinct goods and services that are substantially the same and have been the same pattern of transfer to the customer.
The Company assesses whether each promised good or service is distinct for the purpose of identifying the performance obligations in the contract. This assessment involves subjective determinations and requires management to make judgments about the individual promised goods or services and whether such are separable from the other aspects of the contractual relationship. Promised goods and services are considered distinct provided that: (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (that is, the good or service is capable of being distinct) and (ii) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (that is, the promise to transfer the good or service is distinct within the context of the contract). In assessing whether a promised good or service is distinct, the Company considers factors such as the research, manufacturing and commercialization capabilities of the collaboration partner (the “customer” in this type of arrangement) and the availability of the associated expertise in the general marketplace. The Company also considers the intended benefit of the contract in assessing whether a promised good or service is separately identifiable from other promises in the contract. If a promised good or service is not distinct, an entity is required to combine that good or service with other promised goods or services until it identifies a bundle of goods or services that is distinct. For each arrangement that results in revenues, the Company identifies all performance obligations, which may include, for example, a license to IP and know-how,
research and development activities, and/or manufacturing services.
In addition to any upfront payment, if the consideration promised in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to a customer. The Company determines the amount of variable consideration by using the expected value method or the most likely amount method. The Company includes the estimated variable consideration in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur. At the end of each subsequent reporting period, the Company re-evaluates
the estimated variable consideration included in the transaction price and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis in the period of adjustment.
If an arrangement includes development and regulatory milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. If it is probable that a significant revenue reversal will not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or of the licensee such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. At the end of each subsequent reporting period, the Company re-evaluates
the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenues and earnings in the period of adjustment.
For contracts that include sales-based royalties (including milestone payments based on the level of sales) promised in the exchange for licenses of intellectual property, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes royalty revenue and sales-based milestone payments at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied. In determining the transaction price, the Company adjusts the promised amount of consideration for the effects of the time value of money if the timing of payments provides the Company or the Company’s customer with a significant benefit of financing the transfer of goods and services. The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the licensees and the transfer of the promised goods or services to the licensees will be one year or less. The Company assesses each of its revenue generating arrangements in order to determine whether a significant financing component exists. The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) each performance obligation is satisfied, either at a point in time or over time. For performance obligations satisfied over time, the Company measures progress toward completion of its performance obligations using an input method based on the Company’s efforts and inputs to satisfy its performance obligations relative to total expected inputs to the satisfaction of that performance obligation.
Amounts received from a customer prior to revenue recognition are recorded as deferred revenue. Amounts received from a customer that are expected to be recognized as revenue within the 12 months following the balance sheet date are classified as a current liability in the accompanying consolidated balance sheets.

Patent Costs
Patent costs
The Company expenses patent application and related legal costs as incurred and classifies such costs as general and administrative expenses in the accompanying consolidated statements of operations.

Stock-Based Compensation
Stock-based compensation
The Company accounts for its stock-based compensation in accordance with ASC Topic 718,
Compensation—Stock Compensation
(ASC 718). ASC 718 requires all share-based payments to employees and directors to be recognized as expense in the consolidated statements of operations and comprehensive loss based on their grant date fair values. The Company adopted FASB Accounting Standards Update (ASU)
2016-09
which identifies areas for simplification of several areas of share-based payment transactions. The Company treats non-employee
grants in a manner consistent with employee grants. The Company estimates the fair value of options granted using the Black-Scholes option pricing model for stock option grants to both employees and non-employees.
The Company believes the fair value of the stock options granted to non-employees
is more reliably determinable than the fair value of the services provided.
The Black-Scholes option pricing model requires inputs based on certain subjective assumptions, including (a) the expected stock price volatility, (b) the expected term of the award, (c) the risk-free interest rate and (d) expected dividends. Due to the lack of sufficient company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company, including stage of product development and life science industry focus. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The Company uses the simplified method as prescribed by the SEC Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. For options granted to non-employees,
the Company utilizes the contractual term of the share-based payment as the basis for the expected term assumption. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.
The Company expenses the fair value of its share-based compensation awards to employees and non-employees
on a straight-line basis over the requisite service period, which is generally the vesting period.

Income Taxes
Income taxes
The Company accounts for income taxes using the asset and liability method in accordance with ASC Topic 740,
Income Taxes
(ASC 740) which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. At December 31, 2022 and 2021, the Company has concluded that a full valuation allowance is necessary for its deferred tax assets (see Note 11,
“
Income taxes
”).

Net Loss Per Share
Net loss per share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares of common stock outstanding during the period and, if dilutive, the weighted-average number of potential shares of common stock. Diluted net loss per share is the same as basic net loss per share for the years ended December 31, 2022 and 2021 since all potential shares of common stock instruments are anti-dilutive as a result of the loss for such periods.
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(81,580)	$(84,686)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,075,924	34,351,274

Net loss per share-basic and diluted	$(2.33)	$(2.47)

Unaudited interim financial information
Unaudited interim financial information
The accompanying consolidated balance sheet as of March 31, 2023 and the consolidated statements of operations, the consolidated statements of comprehensive loss, the consolidated statements of stockholders’ equity and the consolidated statements of cash flows for the three months ended March 31, 2023 and 2022 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2023, the results of its operations for the three months ended March 31, 2023 and 2022, and cash flows for the three months ended March 31, 2023 and 2022. The financial data and other information disclosed in these notes related to the three months ended March 31, 2023 and 2022 are also unaudited. The results for the three months ended March 31, 2023 are not necessarily indicative of results to be expected for the year ending December 31, 2023, any other interim periods, or any future year or period. The consolidated balance sheet as of December 31, 2022 included herein was derived from the audited consolidated financial statements as of that date.
These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2022 included in the Company’s Form
10-K.

Recently adopted and issued accounting standards
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the JOBS Act). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company elected to avail itself of this extended transition period and, as a result, the Company will not be required to adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB has subsequently issued amendments to ASU
2016-13,
which have the same effective date and transition date. These standards require that credit losses be reported using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks. For available-for-sale
debt securities with unrealized losses, this standard now requires allowances to be recorded instead of reducing the amortized cost of the investment. These standards limit the amount of credit losses to be recognized for available-for-sale
debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases. The Company adopted the standard on January 1, 2023 and it did not have a material impact on the consolidated financial statements.

Recently issued and adopted accounting pronouncements
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (Jobs Act). The Jobs Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company elected to avail itself of this extended transition period and, as a result, we will not be required to adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB has subsequently issued amendments to ASU
2016-13,
which have the same effective date and transition date. These standards require that credit losses be reported using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks. For available-for-sale
debt securities with unrealized losses, this standard now requires allowances to be recorded instead of reducing the amortized cost of the investment. These standards limit the amount of credit losses to be recognized for available-for-sale
debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases. The Company adopted this standard on January 1, 2023 and it did not have a material impact on the consolidated financial statements.